Summary of Equity Investments and Ownership Interests (Detail)	Dec. 31, 2013	Dec. 31, 2012
Grayson County Physicians Property LLC | Sherman TX
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	20.00%	20.00%
Houston Orthopedic Hospital LLC | Houston TX
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	20.00%	20.00%
Foundation Surgery Affiliate of Nacogdoches LLP | Nacogdoches TX
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	13.00%	13.00%
Kirby Glen Surgery Center | Houston TX
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	10.00%	10.00%
Park Ten Surgery Center | Houston TX
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	10.00%	10.00%
Foundation Surgery Affiliate of Middleburg Heights LLC | Middleburg Heights OH
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	10.00%	10.00%
Foundation Surgery Affiliate of Huntingdon Valley LP | Huntingdon Valley PA
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	20.00%	20.00%
Foundation Surgery Affiliate of Seguin LLP | Seguin TX
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	20.00%	20.00%
NewJersey Surgery Center LLC | Mercerville NJ
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	10.00%	10.00%
Foundation Surgery Affiliate of Northwest Oklahoma City LLC | Oklahoma CIty OK
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	20.00%	20.00%
Foundation Surgery Affiliate of Grayson County LLP | Sherman TX
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	20.00%	20.00%
Metropolitan Medical Partners LLC ("Chevy Chase") | Chevy Chase MD
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	18.00%	18.00%
Cumberland Valley Surgery Center LLC | Hagerstown MD
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	32.00%	32.00%
Frederick Surgical Center LLC | Frederick MD
Investments in and Advances to Affiliates [Line Items]
Equity investments, ownership interest	20.00%	19.00%